Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Financial assets
Financial assets		$ 246,540
Financial liabilities at amortized cost
Financial liabilities	$ 2,354,495	(367,912)	$ 1,808,751	$ 1,894,474
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	36,903,722		31,255,588	26,457,588
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	11,086,157		9,312,108	7,887,749
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	3,241,369	(61,465)	2,743,873	2,696,573
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	11,490		26,990	51,205
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	40,041		52,691	61,625
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	13,466,027	25,967	10,055,211	12,371,464
Trade Accounts Receivables net [Member]
Financial assets
Financial assets	2,696,831	$ 272,507	2,251,229	2,368,342
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 18,256		$ 167,696	$ 292,697